Intangible Assets and Fixed Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets and Fixed Assets [Abstract]
Intangible Assets and Fixed Assets

Note 6 - Intangible Assets and Fixed Assets

	As at December 31,
	2024			2023
	Cost	Accumulated Depreciation and amortization	Depreciated and amortization Cost	Depreciated Cost
	New Israeli Shekels
License (*)	125,000	62,500	62,500	-
Computers	27,169	27,169	-	1,419
	152,169	52,169	62,500	1,419

Depreciation expense totaled NIS1,419 and NIS1,976 for the years ended December 31, 2024 and 2023, respectively.

(*) During August 2023, The Company, has signed an agreement to purchase from Yonatan Shachar, an Israeli citizen, 100% of the outstanding shares of S.Y. Calimero Entrepreneurship Ltd, an Israeli company that has a basic (limited) non-banking credit license allowing it to provide credit in Israel – for the total amount of NIS 125,000. The purchase was subject to a condition that the controlling shareholder of the Company, Menachem Shalom, would be granted a permit to control the purchased company. Such permit is needed to be granted by the Israeli Authority for Capital Markets, Insurance and Savings (“the condition”). NIS 40,000 were to be transferred upon the execution of the agreement and the rest were transferred to an escrow account and to be released to the Seller once the condition is satisfied. The condition was satisfied in April 2024, the purchase was completed and the shares were transferred.

On the date of acquisition, there were no assets or liabilities in the subsidiary's books and the entire purchase amount was attributed to the license. The license is valid until December 31, 2025.